Net Income / (Loss) Per Unit Diluted (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerators
Partnership's net income / (loss)	$ 44,012	$ 99,481	$ (21,189)
Less:
General Partner's interest in Partnership's net income / (loss)	593	1,598	(640)
Preferred unit holders' interest in Partnership's net income	14,042	18,805	10,809
Denominators
Weighted average number of common units outstanding, basic	93,353,168	75,645,207	68,256,072
Weighted average number of common units outstanding, diluted	93,353,168	97,369,136	68,256,072
Net income / (loss) per common unit:
Common unit diluted	$ 0.31	$ 1.01	$ (0.46)
Diluted
Numerators
Partnership's net income / (loss)	44,012	99,481	(21,189)
Less:
General Partner's interest in Partnership's net income / (loss)	593	1,574	(640)
Preferred unit holders' interest in Partnership's net income	14,042	18,805	10,809
Partnership's net income allocable to unvested units	0	678	0
Add:
Preferred unit holders' interest in Partnership's net income	0	18,805	0
Partnership's net income allocable to unvested units	0	678	0
-	$ 29,377	$ 97,907	$ (31,358)
Denominators
Weighted average number of common units outstanding, basic	93,353,168	75,645,207	68,256,072
Dilutive effect of preferred units	0	21,069,664	0
Dilutive effect of unvested shares	0	654,265	0
Weighted average number of common units outstanding, diluted	93,353,168	97,369,136	68,256,072
Net income / (loss) per common unit:
Common unit diluted	$ 0.31	$ 1.01	$ (0.46)